Restructuring Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	$ 9,008	$ (2,960)	$ 9,003
One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	17,012	937	2,702
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	444	186	1,448
Gain on disposal of fixed assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	(15,963)	(5,533)	0
Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	5,711	1,450	4,487
8742 Services, Management Consulting Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	1,804	0	0
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense (income)	$ 0	$ 0	$ 366